Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000011041 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000011041 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000011041 [Member] | United Utilities Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000011041 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000011041 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000011041 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000011041 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000011041 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000011041 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000011041 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000011041 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%
C000011041 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000011041 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000011041 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000011041 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000011041 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000011041 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
C000011041 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.95%
C000174774 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000174774 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000174774 [Member] | United Utilities Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000174774 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000174774 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000174774 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000174774 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000174774 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000174774 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000174774 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000174774 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%
C000174774 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000174774 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000174774 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000174774 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000174774 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000174774 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
C000174774 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.95%
C000011043 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000011043 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000011043 [Member] | United Utilities Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000011043 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000011043 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000011043 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000011043 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000011043 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000011043 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000011043 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000011043 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%
C000011043 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000011043 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000011043 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000011043 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000011043 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000011043 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
C000011043 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.95%
C000011044 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000011044 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000011044 [Member] | United Utilities Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000011044 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000011044 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000011044 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000011044 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000011044 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000011044 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000011044 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000011044 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%
C000011044 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000011044 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000011044 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000011044 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000011044 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000011044 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
C000011044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.95%
C000011045 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000011045 [Member] | Diamondback Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000011045 [Member] | United Utilities Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000011045 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000011045 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000011045 [Member] | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000011045 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000011045 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000011045 [Member] | National Grid [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000011045 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000011045 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.84%
C000011045 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000011045 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000011045 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000011045 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000011045 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000011045 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
C000011045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.95%